COMMITMENTS AND CONTINGENT LIABILITIES (Policies)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease, Policy	We have operating leases for office space, equipment and storage facilities. We recognize expenses relating to our operating lease obligations on a straight-line basis over the term of the lease.